Accounting Policies - Investments in Associates and Joint Ventures (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TelevisaUnivision (formerly known as UH II)
Corporate information:
Ownership interest in associate	44.40%	35.50%